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                                                                Loretta A. Wise
                                                                   215-988-3357
                                                           loretta.wise@dbr.com

                          Drinker Biddle & Reath LLP
                               One Logan Square
                             18th & Cherry Streets
                            Philadelphia, PA 19103
                                (215) 988-2700

January 5, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

    RE: The RBB Fund, Inc.
        (1933 Act Registration No. 33-20827)
        (1940 Act Registration No. 811-5518)

Ladies and Gentlemen:

   On behalf of The RBB Fund, Inc. (the "Company") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that the Prospectus and Statement of Additional Information dated December 31, 2005 for the Company's n/i numeric investors family of funds that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Company's Post-Effective Amendment No. 101 to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, which was filed on December 29, 2005.

   Questions and comments concerning this letter may be directed to Tina M. Payne of PFPC, Inc. at 302-791-1833 or to the undersigned at (215) 988-3357.

                                                  Very truly yours,


                                                  /s/ Loretta A. Wise
                                                  ------------------------------
                                                  Loretta A. Wise